Financial Assets and Liabilities - Schedule of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jul. 01, 2019	Jun. 30, 2019
Lease Liabilities [Abstract]
Current	$ 2,691
Non-current	6,683		$ 0
Lease liabilities included in the statement of financial position	$ 9,374	$ 5,775	$ 7,460